SCHEDULE OF NET REVENUE AND NET ASSETS (LIABILITIES) FOR OTHER SIGNIFICANT GEOGRAPHIC REGIONS (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Net Revenue	$ 882,269	$ 1,917,848
Previously Reported [Member]
Net Revenue		1,917,848
UNITED STATES
Net Revenue	111,948
Net Assets (Liabilities)	3,799,496
UNITED STATES | Previously Reported [Member]
Net Revenue		133,678
Net Assets (Liabilities)		(1,586,925)
CHINA
Net Revenue	770,322
Net Assets (Liabilities)	$ 771,377
CHINA | Previously Reported [Member]
Net Revenue		1,784,170
Net Assets (Liabilities)		$ 809,647